INVESTMENTS (Details 7) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair value
Less than 12 months	$ 88,007,000	$ 80,439,000
12 Months and Greater	960,000	29,748,000
Total Fair value	88,967,000	110,187,000
Cost or amortized cost
Less than 12 months	89,232,000	85,421,000
12 Months and Greater	993,000	31,419,000
Total Cost or Amortized Cost	90,225,000	116,840,000
Unrealized Loss
Less than 12 months	(1,225,000)	(4,982,000)
12 Months and Greater	(33,000)	(1,671,000)
Total Unrealized Loss	(1,258,000)	(6,653,000)
Other-than-temporary impairment charges	1,156,000	257,000
Fixed maturities and short-term investments on deposit with either regulatory authorities or banks	24,200,000
Maximum
Unrealized Loss
Fixed maturities held in trust	100,000
U.S. Government
Fair value
Less than 12 months	749,000	5,023,000
Total Fair value	749,000	5,023,000
Cost or amortized cost
Less than 12 months	749,000	5,031,000
Total Cost or Amortized Cost	749,000	5,031,000
Unrealized Loss
Less than 12 months		(8,000)
Total Unrealized Loss		(8,000)
ABS/CMO
Fair value
Less than 12 months	18,000
Total Fair value	18,000
Cost or amortized cost
Less than 12 months	18,000
Total Cost or Amortized Cost	18,000
Corporate
Fair value
Less than 12 months	35,969,000	49,464,000
12 Months and Greater	960,000	28,698,000
Total Fair value	36,929,000	78,162,000
Cost or amortized cost
Less than 12 months	36,162,000	51,894,000
12 Months and Greater	993,000	30,351,000
Total Cost or Amortized Cost	37,155,000	82,245,000
Unrealized Loss
Less than 12 months	(193,000)	(2,430,000)
12 Months and Greater	(33,000)	(1,653,000)
Total Unrealized Loss	(226,000)	(4,083,000)
Municipal
Fair value
Less than 12 months	35,064,000
12 Months and Greater		1,050,000
Total Fair value	35,064,000	1,050,000
Cost or amortized cost
Less than 12 months	35,221,000
12 Months and Greater		1,068,000
Total Cost or Amortized Cost	35,221,000	1,068,000
Unrealized Loss
Less than 12 months	(157,000)
12 Months and Greater		(18,000)
Total Unrealized Loss	(157,000)	(18,000)
Fixed income securities
Fair value
Less than 12 months	71,800,000	54,487,000
12 Months and Greater	960,000	29,748,000
Total Fair value	72,760,000	84,235,000
Cost or amortized cost
Less than 12 months	72,150,000	56,925,000
12 Months and Greater	993,000	31,419,000
Total Cost or Amortized Cost	73,143,000	88,344,000
Unrealized Loss
Less than 12 months	(350,000)	(2,438,000)
12 Months and Greater	(33,000)	(1,671,000)
Total Unrealized Loss	(383,000)	(4,109,000)
Number of unrealized loss positions	33
Maximum period for securities with unrealized losses greater than 20 percent	12 months
Number of securities in unrealized loss positions for 12 months or longer	1
Fixed income securities | Maximum
Unrealized Loss
12 Months and Greater	100,000
Common Stock
Unrealized Loss
Number of unrealized loss positions	5
Maximum period for securities with unrealized losses greater than 20 percent	6 months
Common Stock | Maximum
Unrealized Loss
Maximum percentage of unrealized loss to portfolio for more than six consecutive months	20.00%
Equity securities
Fair value
Less than 12 months	16,207,000	25,952,000
Total Fair value	16,207,000	25,952,000
Cost or amortized cost
Less than 12 months	17,082,000	28,496,000
Total Cost or Amortized Cost	17,082,000	28,496,000
Unrealized Loss
Less than 12 months	(875,000)	(2,544,000)
Total Unrealized Loss	(875,000)	(2,544,000)
Other-than-temporary impairment charges	$ 1,156,000	$ 257,000